Expense Example, No Redemption - FidelityTreasuryMoneyMarketFund-CPRO - FidelityTreasuryMoneyMarketFund-CPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund - Advisor Class C
Dec. 30, 2024 USD ($)
Expense Example, No Redemption:
1 Year	$ 148
3 Years	460
5 Years	796
10 Years	$ 1,541